Share Options Activity, Stock Options Granted by TDC (Detail) (Stock options granted by TDC)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 HKD
Number of Options
Outstanding at beginning of period	15,000,000	15,000,000
Forfeited	0	0
Outstanding at end of period	15,000,000	15,000,000	15,000,000	15,000,000
Vested and expected at end of period	15,000,000	15,000,000
Exercisable at end of period	15,000,000	15,000,000
Weighted-Average Exercise Price
Outstanding at beginning of period		0.10
Forfeited		0
Outstanding at end of period		0.10		0.10
Vested and expected at end of period		0.10
Exercisable at end of period		0.10
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	1 year	1 year	2 years	2 years
Vested and expected at end of period	1 year	1 year
Exercisable at end of period	1 year	1 year
Aggregate Intrinsic Value
Outstanding at beginning of period
Forfeited	0
Outstanding at end of period
Vested and expected at end of period
Exercisable at end of period